Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,749,755.04
Previously Paid Amount	0.00
Total Fee Amount	4,798.94
Total Offset Amount	0.00
Net Fee	4,798.94
Narrative - Max Aggregate Offering Price	$ 34,749,755.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true